UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Closed-end international equity
Ticker: HTY
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Fund’s investments
11	Financial statements
14	Financial highlights
15	Notes to financial statements
20	Investment objective, principal investment strategies, and principal risks
23	Additional information
24	Shareholder meeting
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for shareholders by seeking to minimize the U.S. federal income-tax consequences on income and gains generated by the fund.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
Nutrien, Ltd.	2.3
Muenchener Rueckversicherungs-Gesellschaft AG	2.2
AstraZeneca PLC, ADR	2.0
IBM Corp.	1.9
Broadcom, Inc.	1.9
AbbVie, Inc.	1.9
Microsoft Corp.	1.8
Hasbro, Inc.	1.7
MetLife, Inc.	1.6
Bayer AG	1.6
TOTAL	18.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
United States	51.3
Germany	9.7
Canada	9.0
United Kingdom	8.9
France	5.9
Switzerland	2.5
Italy	2.1
Japan	1.7
Norway	1.4
South Korea	1.2
TOTAL	93.7
Cash and cash equivalents are not included.
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	10-Year	6-month	5-year	10-Year
At Net asset value	-0.11	2.72	4.00	-1.19	14.36	48.08
At Market price	9.35	2.31	3.67	3.82	12.08	43.41
MSCI World Index	-3.52	10.17	10.05	-11.30	62.26	160.59
Performance figures assume all distributions have been reinvested.
The returns reflect past results and should not be considered indicative of future performance. Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or when shares need to be sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Tax-Advantaged Global Shareholder Yield Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The returns reflect past results and should not be considered indicative of future performance.
6	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 97.1%		$64,597,963
(Cost $67,943,092)
Canada 9.0%		5,990,769
BCE, Inc.	11,300	600,778
Enbridge, Inc.	12,100	528,024
Fortis, Inc.	8,300	403,871
Great-West Lifeco, Inc.	19,081	526,393
Nutrien, Ltd.	15,500	1,522,875
Restaurant Brands International, Inc.	16,700	953,403
Royal Bank of Canada	7,400	747,402
TELUS Corp.	28,300	708,023
France 5.9%		3,914,889
AXA SA	35,100	928,571
Danone SA	5,046	305,138
Orange SA	52,793	628,522
Sanofi	9,200	972,393
TotalEnergies SE	22,000	1,080,265
Germany 9.7%		6,450,173
Allianz SE	4,553	1,027,312
BASF SE	18,500	974,265
Bayer AG	16,407	1,080,746
Deutsche Post AG	13,000	555,392
Deutsche Telekom AG	50,990	939,294
Muenchener Rueckversicherungs-Gesellschaft AG	6,100	1,452,658
Siemens AG	3,420	420,506
Hong Kong 0.5%		359,582
China Resources Gas Group, Ltd.	95,700	359,582
Ireland 1.2%		761,828
Medtronic PLC	7,300	761,828
Italy 2.1%		1,408,570
Assicurazioni Generali SpA	38,100	721,350
Snam SpA	125,300	687,220
Japan 1.7%		1,109,979
Bridgestone Corp.	10,900	399,525
Tokio Marine Holdings, Inc.	6,200	335,226
Toyota Motor Corp.	21,900	375,228
Norway 1.4%		942,115
Orkla ASA	52,800	428,453
Telenor ASA	36,421	513,662
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	7

	Shares	Value
South Korea 1.2%		$783,757
Samsung Electronics Company, Ltd., GDR (A)	600	783,757
Spain 0.6%		412,845
Industria de Diseno Textil SA	19,690	412,845
Switzerland 2.5%		1,674,021
Nestle SA	2,700	348,554
Novartis AG	10,803	954,653
Roche Holding AG	1,000	370,814
Taiwan 1.1%		752,733
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,100	752,733
United Kingdom 8.9%		5,891,386
AstraZeneca PLC, ADR	19,731	1,310,138
B&M European Value Retail SA	51,100	313,094
BAE Systems PLC	76,300	704,757
British American Tobacco PLC	21,200	888,542
Coca-Cola Europacific Partners PLC	13,000	649,350
GlaxoSmithKline PLC	26,300	592,870
Linde PLC	1,100	343,156
National Grid PLC	31,250	464,280
Unilever PLC	13,448	625,199
United States 51.3%		34,145,316
AbbVie, Inc.	8,500	1,248,480
Air Products & Chemicals, Inc.	1,600	374,512
Ally Financial, Inc.	14,900	595,404
Altria Group, Inc.	13,400	744,638
Ameren Corp.	4,500	418,050
American Electric Power Company, Inc.	8,200	812,702
Amgen, Inc.	1,900	443,061
Analog Devices, Inc.	6,800	1,049,784
Apple, Inc.	5,000	788,250
AT&T, Inc.	17,600	331,936
Broadcom, Inc.	2,300	1,275,097
Chevron Corp.	3,200	501,344
Cisco Systems, Inc.	21,600	1,057,968
Cummins, Inc.	2,200	416,218
Dominion Energy, Inc.	5,000	408,200
Dow, Inc.	12,400	824,600
Duke Energy Corp.	3,600	396,576
Eaton Corp. PLC	2,400	348,048
Emerson Electric Company	9,500	856,710
Entergy Corp.	4,900	582,365
Evergy, Inc.	9,000	610,650
Hanesbrands, Inc.	21,882	290,155
8	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Hasbro, Inc.	13,200	$1,162,392
Hubbell, Inc.	1,900	371,184
IBM Corp.	9,800	1,295,658
Intel Corp.	7,600	331,284
Johnson & Johnson	2,300	415,058
JPMorgan Chase & Co.	4,108	490,331
Kimberly-Clark Corp.	2,700	374,841
KLA Corp.	1,900	606,594
Lazard, Ltd., Class A	20,200	661,954
Leggett & Platt, Inc.	9,000	320,670
Lockheed Martin Corp.	1,000	432,120
LyondellBasell Industries NV, Class A	7,600	805,828
McDonald’s Corp.	1,700	423,572
Merck & Company, Inc.	9,000	798,210
MetLife, Inc.	16,534	1,085,953
Microsoft Corp.	4,200	1,165,584
MSC Industrial Direct Company, Inc., Class A	9,600	795,456
NextEra Energy, Inc.	4,200	298,284
NiSource, Inc.	26,900	783,328
Omnicom Group, Inc.	7,200	548,136
Pfizer, Inc.	11,800	579,026
Philip Morris International, Inc.	9,200	920,000
Raytheon Technologies Corp.	4,500	427,095
Target Corp.	1,700	388,705
Texas Instruments, Inc.	4,100	698,028
The Coca-Cola Company	8,600	555,646
The Home Depot, Inc.	1,100	330,440
The PNC Financial Services Group, Inc.	1,800	298,980
The Procter & Gamble Company	2,300	369,265
Truist Financial Corp.	8,300	401,305
United Parcel Service, Inc., Class B	2,100	377,958
Vail Resorts, Inc.	1,300	330,408
Verizon Communications, Inc.	11,600	537,080
WEC Energy Group, Inc.	3,900	390,195

	Yield (%)	Shares	Value
Short-term investments 1.9%			$1,298,471
(Cost $1,298,471)
Short-term funds 1.9%			1,298,471
State Street Institutional Treasury Money Market Fund, Premier Class	0.3529(B)	1,298,471	1,298,471

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	9

Total investments (Cost $69,241,563) 99.0%	$65,896,434
Other assets and liabilities, net 1.0%	650,681
Total net assets 100.0%	$66,547,115

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $77,384,819. Net unrealized depreciation aggregated to $11,488,385, of which $1,314,103 related to gross unrealized appreciation and $12,802,488 related to gross unrealized depreciation.
10	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $69,241,563)	$65,896,434
Foreign currency, at value (Cost $48)	48
Dividends and interest receivable	684,021
Other assets	73,170
Total assets	66,653,673
Liabilities
Payable for investments purchased	236
Payable to affiliates
Accounting and legal services fees	3,666
Trustees’ fees	21
Other liabilities and accrued expenses	102,635
Total liabilities	106,558
Net assets	$66,547,115
Net assets consist of
Paid-in capital	$98,526,851
Total distributable earnings (loss)	(31,979,736)
Net assets	$66,547,115

Net asset value per share
Based on 10,921,751 shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 par value	$6.09
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	11

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$2,059,682
Interest	265
Less foreign taxes withheld	(102,092)
Total investment income	1,957,855
Expenses
Investment management fees	313,024
Accounting and legal services fees	4,828
Transfer agent fees	9,095
Trustees’ fees	19,602
Custodian fees	18,305
Printing and postage	20,883
Professional fees	47,240
Stock exchange listing fees	11,856
Other	5,333
Total expenses	450,166
Less expense reductions	(3,112)
Net expenses	447,054
Net investment income	1,510,801
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	188,468
Realized loss on investments not meeting investment restrictions	(6,648)
Reimbursement from subadvisor for loss on investments not meeting investment restrictions	6,648
188,468
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,352,003)
(2,352,003)
Net realized and unrealized loss	(2,163,535)
Decrease in net assets from operations	$(652,734)
12	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$1,510,801	$3,485,641
Net realized gain	188,468	9,686,238
Change in net unrealized appreciation (depreciation)	(2,352,003)	1,351,814
Increase (decrease) in net assets resulting from operations	(652,734)	14,523,693
Distributions to shareholders
From earnings	(3,493,759)[1]	(3,440,813)
From tax return of capital	—	(3,544,161)
Total distributions	(3,493,759)	(6,984,974)
Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	24,180	29,084
Total increase (decrease)	(4,122,313)	7,567,803
Net assets
Beginning of period	70,669,428	63,101,625
End of period	$66,547,115	$70,669,428
Share activity
Shares outstanding
Beginning of period	10,917,997	10,913,503
Issued pursuant to Dividend Reinvestment Plan	3,754	4,494
End of period	10,921,751	10,917,997

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	13

Financial highlights
Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$6.47	$5.78	$7.61	$7.63	$8.90	$8.77
Net investment income[2]	0.14	0.32	0.36	0.42	0.41	0.44
Net realized and unrealized gain (loss) on investments	(0.20)	1.01	(1.55)	0.19	(0.86)	0.66
Total from investment operations	(0.06)	1.33	(1.19)	0.61	(0.45)	1.10
Less distributions
From net investment income	(0.32)[3]	(0.32)	(0.35)	(0.42)	(0.41)	(0.44)
From tax return of capital	—	(0.32)	(0.29)	(0.22)	(0.41)	(0.54)
Total distributions	(0.32)	(0.64)	(0.64)	(0.64)	(0.82)	(0.98)
Anti-dilutive impact of repurchase plan	—	—	—[4,5]	0.01[5]	—	—
Anti-dilutive impact of shelf offering	—	—	—	—	—	0.01
Net asset value, end of period	$6.09	$6.47	$5.78	$7.61	$7.63	$8.90
Per share market value, end of period	$6.30	$6.37	$4.75	$6.93	$6.91	$8.97
Total return at net asset value (%)[6,7]	(1.19)[8]	23.93	(14.79)	9.45	(5.45)	12.95
Total return at market value (%)[6]	3.82[8]	48.48	(23.10)	10.06	(15.04)	(3.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$67	$71	$63	$83	$84	$98
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[9]	1.42	1.32	1.35	1.35	1.32
Expenses including reductions	1.29[9]	1.42	1.31	1.34	1.34	1.31
Net investment income	4.34[9]	4.85	5.43	5.60	4.90	4.96
Portfolio turnover (%)	154	302	301	260	208	220

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[4]	Less than $0.005 per share.
[5]	The repurchase plan was completed at an average repurchase price of $6.97 for 24,933 shares and $6.80 for 106,001 shares for the periods ended 10-31-20 and 10-31-19, respectively.
[6]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
14	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission (SEC), registering and/or carrying forward 1,200,000, 1,500,000 and 1,000,000 common shares, respectively,through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value (NAV) per common share.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	15

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$5,990,769	$5,990,769	—	—
France	3,914,889	—	$3,914,889	—
Germany	6,450,173	—	6,450,173	—
Hong Kong	359,582	—	359,582	—
Ireland	761,828	761,828	—	—
Italy	1,408,570	—	1,408,570	—
Japan	1,109,979	—	1,109,979	—
Norway	942,115	—	942,115	—
South Korea	783,757	—	783,757	—
Spain	412,845	—	412,845	—
Switzerland	1,674,021	—	1,674,021	—
Taiwan	752,733	752,733	—	—
United Kingdom	5,891,386	2,302,644	3,588,742	—
United States	34,145,316	34,145,316	—	—
Short-term investments	1,298,471	1,298,471	—	—
Total investments in securities	$65,896,434	$45,251,761	$20,644,673	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
16	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the six months ended April 30, 2022, the fund realized a loss of $6,648 on the disposal of investments not meeting the fund’s respective investment guidelines, which was reimbursed by the subadvisor.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2021, the fund has a long-term capital loss carryforward of $18,671,891 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	17

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to 0.90% of the fund’s average daily managed assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $3,112 for the six months ended April 30, 2022.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.89% of the fund’s average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
18	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
In December 31, 2018, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2022 and December 31, 2022, up to 10% of its outstanding common shares as of December 31, 2021. The share repurchase plan will remain in effect between January 1, 2022 and December 31, 2022.
During the six months ended April 30, 2022 and the year ended October 31, 2021, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases, if any, are included on the Financial highlights.
Transactions in common shares, if any, are presented in the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $207,613 have been prepaid by the fund. As of April 30, 2022, $160,763 has been deducted from proceeds of shares issued and the remaining $46,850 is included in Other assets on the Statement of assets and liabilities.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $105,025,506 and $107,486,955, respectively, for the six months ended April 30, 2022.
Note 7—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	19

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objectives
The Fund’s investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the Fund will seek to emphasize high current income. In pursuing its investment objective, the Fund seeks to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the Fund.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. This policy is subject to the requirement that the manager believes at the time of investment that such securities are eligible to pay tax-advantaged dividends. This is a non-fundamental policy and may be changed by the Board of Trustees of the fund provided that shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. The Fund seeks to produce superior, risk-adjusted returns by using a disciplined, proprietary investment approach that is focused on identifying companies with strong free cash flow and that use their free cash flow to seek to maximize “shareholder yield” through dividend payments, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possess positive growth of free cash flow, high cash dividend yields, share buyback programs and net debt reductions, the Fund seeks to provide shareholders an attractive total return with less volatility than the global equity market as a whole. “Free cash flow” is the cash available for distribution to investors after all planned capital investment and taxes. The Advisor believes that free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value.
The relative portions of the Fund’s portfolio invested in securities of U.S. and non-U.S. issuers are expected to vary over time. Under normal market conditions, the Fund invests at least 40% of its total assets in securities of non-U.S. issuers. The Fund may invest up to 20% of its total assets in securities issued by companies located in emerging markets when Epoch, the Fund’s subadvisor, believes such companies offer attractive opportunities. The Fund may not invest more than 25% of its total assets in the securities of issuers in any single industry or group of related industries. The Fund may trade securities actively and may engage in short-term trading strategies. The Fund may invest up to 15% of its net assets in illiquid securities.
The Fund invests in global equity securities across a broad range of market capitalizations. The Fund generally invests in companies with a market capitalization (i.e., total market value of a company’s shares) of $500 million or greater at the time of purchase. The equity securities Epoch finds attractive generally have valuations lower than Epoch’s estimate of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. In selecting securities for the Fund’s portfolio, Epoch focuses on dividend-paying common stocks and to a lesser extent preferred securities that produce an attractive level of tax-advantaged income. There can be no assurance as to the portion of the fund’s dividends that will be tax-advantaged. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading.
The Fund may invest in securities of other open- and closed-end investment companies, including exchange traded funds, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act. The Fund may lend its portfolio securities and invest in debt securities, including below investment-grade debt securities (also known as “junk bonds”).
20	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

The Advisor may also take into consideration environmental, social, and/or governance (“ESG”) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund. For the fiscal year ended April 30, 2022, the fund’s aggregate distributions included a tax return of capital of $0.00 per share, or 0.00% of aggregate distributions, which may increase the potential tax gain or decrease the potential tax loss of a subsequent sale of shares of the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk. The Advisor may consider ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the Fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time, and
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	21

different ESG characteristics may be relevant to different investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the Advisor, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria or an ESG investment strategy.
Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its NAV. A fund bears ETF fees and expenses indirectly.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
22	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007.
Dividends and distributions
During the six months ended April 30, 2022, distributions from net investment income totaling $0.3200 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions[1]
December 31, 2021	$0.1600
March 31, 2022	0.1600
Total	$0.3200

1A portion of the distributions may be deemed a tax return of capital at year end.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 505000
Louisville, KY 40233
Registered or Overnight Mail:
Computershare
462 South 4th Street, Suite 1600
Louisville, KY 40202
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	23

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Monday, February 14, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 14, 2022
For a term to expire in 2025:
Proposal: To elect three (3) Trustees (Andrew G. Arnott, Deborah C. Jackson, and Steven R. Pruchansky) to serve for a three-year term ending at the 2025 Annual Meeting of Shareholders.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Deborah C. Jackson	7,920,955.000	176,820.000
Steven R. Pruchansky	7,939,371.000	158,404.000

Non-Independent Trustee
Andrew G. Arnott	7,927,849.000	169,926.000
Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: James R. Boyle, Peter S. Burgess. William H. Cunningham, Grace K. Fey, Marianne Harrison, Hassell H. McClellan, Frances G. Rathke, and Gregory A. Russo.
24	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc. (Epoch)
Portfolio Managers
William W. Priest, CFA
Michael A. Welhoelter, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: HTY

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O.Box 505000 Louisville, KY 40233	Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF2182055	P14SA 4/22
6/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-21	-	-	-	1,091,350

Dec-21	-	-	-	1,091,800
Jan-22	-	-	-	1,091,800
Feb-22	-	-	-	1,091,800
Mar-22	-	-	-	1,091,800
Apr-22	-	-	-	1,091,800
Total	-	-

*In December 2018, the Board of Trustees approved a share repurchase plan. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2021. The current share plan will remain in effect between January 1, 2022 and December 31, 2022.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 22, 2022
By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 22, 2022